Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016. The consolidated balance sheet at December 31, 2015 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. For further information, refer to the annual consolidated financial statements and footnotes thereto of the Company.

Revenue Recognition

The Company’s revenue to date has been generated primarily through collaborative licensing agreements with AbbVie Ltd. (AbbVie) and Kyowa Hakko Kirin Co., Ltd. Revenues for periods shown consist of the recognition of deferred revenue from upfront payments and milestone payments received in 2012 and prior years. The Company has not generated any revenue based on the sale of products.

In June 2013, the Company entered into a research collaboration with a disease advocacy organization. Under the agreement, the Company may be provided milestone payments to fund research and development activities estimated over a two-year period. The Company recorded collaboration revenue totaling $700,000 related to milestone payments during the nine months ended September 30, 2015.

Research and Development Costs

AbbVie is not currently participating in the development of bardoxolone methyl for the treatment of PH and we are therefore incurring all costs for this program. With respect to its omaveloxolone programs and its collaboration agreement with AbbVie, the Company was responsible for a certain initial amount in early development costs before AbbVie began sharing development costs equally. As of April 2016, the Company had incurred all of these initial costs, after which payments from AbbVie with respect to research and development costs incurred by the Company were recorded as a reduction in research and development expenses. The Company’s expenses were reduced by $773,000 and $1,434,000 for AbbVie’s share of research and development costs for the three months and nine months ended September 30, 2016. Accordingly, as of September 30, 2016, the Company had receivables in the amount of $1,434,000 included in prepaid expenses and other current assets on the consolidated balance sheet. The Company received $661,000 from AbbVie in October 2016.

In September 2016, the Company and AbbVie mutually agreed that the Company would continue unilateral development of omaveloxolone. Therefore, AbbVie no longer co-funds the exploratory development costs of this program, but retains the right to opt back in at certain points in development. Depending upon what point, if any, AbbVie opts back into development, AbbVie may retain its right to commercialize a product outside the U.S. or the Company may be responsible for commercializing the product on a worldwide basis. Upon opting back in, AbbVie would be required to pay an agreed upon amount of all development costs accumulated up to the point of exercising their opt-in right, after which development costs incurred and product revenue worldwide would be split equally.

The Company bases its expense accruals related to clinical trials on its estimates of the services received and efforts expended pursuant to contracts with multiple research institutions and contract research organizations that conduct and manage clinical trials on its behalf. The financial terms of these agreements vary from contract to contract and may result in uneven payment flows. Payments under some of these contracts depend on factors such as the successful enrollment of patients and the completion of clinical trial milestones. In accruing costs, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If the Company does not identify costs that it has begun to incur or if the Company underestimates or overestimates the level of services performed or the costs of these services, its actual expenses could differ from its estimates.

To date, the Company has not experienced significant changes in its estimates of accrued research and development expenses after a reporting period. However, due to the nature of estimates, the Company cannot assure that it will not make changes to its estimates in the future as the Company becomes aware of additional information about the status or conduct of its clinical trials and other research activities.

Stock-Based Compensation

The Company accounts for its equity-based compensation awards in accordance with Accounting Standard Codification ASC 718 Compensation—Stock Compensation (ASC 718). ASC 718 requires companies to recognize compensation expense using a fair value based method for costs related to stock-based payments, including stock options. The expense is measured based on the grant date fair value of the awards that are expected to vest, and the expense is recorded over the applicable requisite service period.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of stock option awards, which takes into consideration various factors, including the exercise price of the award, the expected term of the award, the current price of the underlying shares, the expected volatility of the underlying share price based on peer companies, forfeitures rate, and the risk-free interest rate. Prior to the Company’s IPO of its common stock, the fair values of the shares of common stock underlying the Company’s share-based awards were estimated on each grant date using a probability-weighted expected return method. Following the close of its IPO in June 2016, the fair values of its common stock underlying its share-based awards were estimated using observable market prices.

Risks and Uncertainties

The Company has experienced losses and negative operating cash flows for many years since inception and has no marketed drug or other products. The Company’s ability to generate future revenue depends upon the results of its development programs, the success of which cannot be guaranteed. The Company will need to raise additional equity capital in the future in order to fund its operations.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The fair values of the Company’s stockholder notes receivable were approximately $166,000 and $138,000 at September 30, 2016 and December 31, 2015, respectively. The fair value was calculated using an income approach to estimate the present value of expected future cash flows to be received under the notes. The measurement is considered to be based primarily on Level 3 inputs used in the calculation, including the discount rate applied and the estimate of future cash flows.

Net Income (Loss) per Share

Basic and diluted net income (loss) per common share is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company’s potentially dilutive shares, which include unvested restricted stock and options to purchase common stock, are considered to be common stock equivalents and are only included in the calculation of diluted net income (loss) per share when their effect is dilutive. For periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

The Company uses the two-class method to compute net income (loss) per common share attributable to common stockholders because the Company has issued securities, other than Class A and Class B common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Holders of restricted common stock are entitled to the dividend amount paid to common stockholders on an as-if-converted-to-common stock basis when declared by the Company’s Board of Directors. As a result, all restricted common stock are considered to be participating securities.

Deferred Offering Costs

Deferred offering costs, which primarily consist of direct incremental accounting, legal, and printing fees relating to the IPO, were initially capitalized. The deferred offering costs totaling $3,489,000 were subsequently offset against IPO proceeds upon the completion of the IPO on June 1, 2016.

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842), which supersedes the leases in ASC 840, Leases. This ASU requires the recognition of lease assets and lease liabilities by lessees for those leases previously classified as operating leases. The ASU is effective for public companies for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The Company will apply the guidance and disclosure provisions of the new standard upon adoption. The Company is currently evaluating this standard and has not yet determined what, if any, effect ASU No. 2016-02 will have on its consolidated results of operations or financial position.

In March 2016, the FASB issued ASU No. 2016-09, Compensation–Stock Compensation: Improvements to Employee Share-Based Payment Accounting, to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The ASU is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The Company will apply the guidance and disclosure provisions of the new standard upon adoption. The Company is currently evaluating this standard and has not yet determined what, if any, effect ASU No. 2016-09 will have on its consolidated results of operations or financial position.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The ASU is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company is currently evaluating this standard and has not yet determined what, if any, effect ASU No. 2016-15 will have on its consolidated results of operations or financial position.

2. Summary of Significant Accounting Policies

Revenue Recognition

The Company’s revenue is currently generated primarily through collaborative licensing agreements with AbbVie and KHK. The AbbVie License Agreement and the KHK Agreement provide for exclusive licenses to develop and commercialize bardoxolone methyl in the Territory (as defined in the KHK Agreement) and the Licensed Territory (as defined in the AbbVie License Agreement), and participation on respective joint steering committees. The terms of the agreements include payments to the Company of nonrefundable, up-front license fees; milestone payments; and royalties on product sales. The AbbVie Collaboration Agreement provides for exclusive licenses to collaborate in the research, development, and worldwide commercialization of targeted AIMs and to participate on respective joint steering committees. The terms of the agreements include a nonrefundable, up-front payment.

The Company recognizes revenue of nonrefundable, up-front license fees and other payments when persuasive evidence that an arrangement exists, services have been rendered or delivery has occurred, the price is fixed and determinable, collection is reasonably assured, and there are no further performance obligations under the agreement.

The AbbVie License Agreement, the AbbVie Collaboration Agreement, and the KHK Agreement are all multiple-element arrangements. Multiple-element arrangements are analyzed to determine whether the various performance obligations, or elements, can be separated or whether they must be accounted for as a single unit of accounting.

For arrangements entered into prior to January 1, 2011, the following criteria were required to be met in order to separate the elements of the arrangement into different units of accounting:

1.	The delivered item or items have value to the customer on a stand-alone basis.

2.	There is objective and reliable evidence of fair value of the undelivered item or items.

3.	If the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the vendor.

Both the AbbVie License Agreement and the KHK Agreement were executed prior to January 1, 2011, and contained both delivered and undelivered elements in the arrangements. The Company views the key elements of these arrangements as being the exclusive licenses to AbbVie and KHK and participation on joint steering committees. The Company’s involvement in the joint steering committees established under each of these agreements was assessed to determine whether the involvement is an obligation or a right to participate. Based on this assessment, the Company concluded that involvement in the joint steering committees was a substantive deliverable of the arrangement. The Company concluded that objective and reliable evidence of the fair value of the undelivered element of these arrangements (participation on joint steering committees) did not exist; therefore, the Company is accounting for these arrangements as a single unit of accounting.

The Company is recognizing revenue associated with the nonrefundable, up-front license fees received under the AbbVie License Agreement and the KHK Agreement ratably over the expected term of the joint steering committee performance obligations, which the Company estimates will be delivered through December 2021 and November 2017 for the KHK Agreement and the AbbVie Agreement, respectively. The Company continues to participate in regular meetings for the joint steering committees established under the AbbVie License Agreement and the KHK Agreement. At this time, the Company believes its participation in these committees continues to be a substantive performance obligation of the agreements and has concluded that no changes in the estimated revenue recognition periods are warranted. Deferred revenue arises from the excess of cash received over cumulative revenue recognized over the terms of the Company’s continuing obligations.

Both the AbbVie License Agreement and the KHK Agreement contain certain clinical development, regulatory, and sales milestones. The Company evaluated each of these milestones at inception of the respective arrangements and concluded that they were substantive milestones, and accordingly, the Company will recognize payments related to the achievement of such milestones, if any, when milestones or net sales levels are achieved and collection is reasonably assured. Factors considered in this determination included scientific and regulatory risks that must be overcome to achieve each milestone, the level of effort and investment required to achieve each milestone, and the monetary value attributed to each milestone.

In October 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2009-13, Multiple-Deliverable Revenue Arrangements , which amended Accounting Standards Codification (ASC) 605-25, Revenue Recognition , to eliminate the requirement to obtain vendor-specific objective evidence of the fair value of undelivered elements in order to separate the deliverables into different units of accounting. The Company adopted this revised guidance as of January 1, 2011, and applied this guidance to the AbbVie Collaboration Agreement executed in December 2011. This guidance is also required to be applied to any material modifications that may be made to the existing AbbVie License Agreement or KHK Agreement, of which there were none in 2015 and 2014. The Company identified the following deliverables within the AbbVie Collaboration Agreement:

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The License Grants, including various exclusive, co-exclusive, and non-exclusive license grants to AbbVie by the Company related to the Company’s molecules and to jointly discovered new molecules and to the Company by AbbVie related to jointly discovered new molecules;

•	The Research and Exploratory Development Collaboration, including substantive participation in the Joint Research and Development Incubator Committee established by the agreement; and

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The Collaboration Agreement to jointly develop and commercialize second-generation AIMs, including participation in the Joint Executive Committee, Joint Development Committees, and Joint Marketing Committees established by the agreement.

The Company evaluated the deliverables within the AbbVie Collaboration Agreement and concluded that the only delivered element of the arrangement, the License Grants, does not have value to AbbVie on a stand-alone basis. Accordingly, the Company concluded that the various elements of the arrangement cannot be separated into different units of accounting. Therefore, the Company is recognizing revenue associated with the nonrefundable, up-front payment over the estimated 15-year term necessary to execute the joint research, development, and commercialization terms under the agreement.

In June 2013, the Company entered into a research collaboration with a disease advocacy organization. Under the agreement, the Company may be provided milestone payments to fund research and development activities estimated over a two-year period. The Company recorded collaboration revenue totaling $700,000 and $700,000 related to milestone payments during the years ended December 31, 2015 and 2014, respectively.

Cash and Cash Equivalents

The Company considers all investments in highly liquid financial instruments with a maturity of three months or less when purchased to be cash equivalents. Investments qualifying as cash equivalents primarily consist of money market funds. The carrying amount of cash equivalents approximates fair value. Investment income consists primarily of interest income on our cash and cash equivalents, which include money market funds.

Research and Development Costs

All research and development costs are expensed as incurred, including costs for drug supplies used in research and development or clinical studies, property and equipment acquired specifically for a finite research and development project, and nonrefundable deposits incurred at the initiation of research and development activities. Research and development costs consist principally of costs related to clinical studies managed directly by the Company and through contract research organizations, manufacture of clinical drug products for clinical studies, preclinical study costs, discovery research expenses, facilities costs, salaries, and related expenses.

As part of the process of preparing financial statements, the Company is required to estimate and accrue expenses, the largest of which are research and development expenses. This process involves the following:

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communicating with appropriate internal personnel to identify services that have been performed on its behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of actual cost;

•	estimating and accruing expenses in our consolidated financial statements as of each balance sheet date based on facts and circumstances known to the Company at the time; and

•	periodically confirming the accuracy of its estimates with service providers and making adjustments, if necessary.

Examples of estimated research and development expenses that the Company accrues include:

•	payments to contract research organizations, or CROs, in connection with preclinical and toxicology studies and clinical trials;

•	payments to investigative sites in connection with clinical trials;

•	payments to contract manufacturing organizations, or CMOs, in connection with the production of clinical trial materials; and

•	professional service fees for consulting and related services.

The Company bases its expense accruals related to clinical trials on its estimates of the services received and efforts expended pursuant to contracts with multiple research institutions and CROs that conduct and manage clinical trials on its behalf. The financial terms of these agreements vary from contract to contract and may result in uneven payment flows. Payments under some of these contracts depend on factors such as the successful enrollment of patients and the completion of clinical trial milestones. In accruing costs, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If the Company does not identify costs that it has begun to incur or if the Company underestimates or overestimates the level of services performed or the costs of these services, its actual expenses could differ from its estimates.

To date, the Company has not experienced significant changes in its estimates of accrued research and development expenses after a reporting period. However, due to the nature of estimates, the Company cannot assure that it will not make changes to its estimates in the future as the Company becomes aware of additional information about the status or conduct of its clinical trials and other research activities.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	2–5 years
Software	3 years
Laboratory equipment	5–7 years
Office furniture	5 years
Office equipment	5 years

Leasehold improvements are amortized on the straight-line method over the shorter of the lease term or the estimated useful life of the equipment or improvement. Such amortization is included in depreciation and amortization expense in the consolidated statements of operations.

Licenses and Patents

License and sublicense costs are expensed as incurred and are classified as research and development expenses. Costs associated with filing, prosecuting, enforcing, and maintaining patent rights are expensed as incurred and are classified as general and administrative expenses.

Impairment of Long-Lived Assets

The Company periodically evaluates its long-lived assets for potential impairment in accordance with ASC Topic 360, Property, Plant and Equipment . Potential impairment is assessed when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. Recoverability of these assets is assessed based on undiscounted expected future cash flows from the assets, considering a number of factors, including past operating results, budgets and economic projections, market trends and product development cycles. If impairments are identified, assets are written down to their estimated fair value. The Company has not recognized any impairment charges in 2015 and 2014.

Income Taxes

The Company accounts for income taxes and the related accounts under the liability method. Deferred tax assets and liabilities are determined based on differences between the financial statement and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The measurement of a deferred tax asset is reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740, Income Taxes . The Company recognizes a tax benefit for uncertain tax positions if the Company believes it is more likely than not that the position will be upheld on audit based solely on the technical merits of the tax position. The Company evaluates uncertain tax positions after consideration of all available information.

Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with ASC 718 Compensation—Stock Compensation (ASC 718). ASC 718 requires companies to measure and recognize compensation expense for all stock options and restricted stock awards based on the estimated fair value of the award on the grant date. The Company uses the Black-Scholes option pricing model to estimate the fair value of stock option awards. The fair value is recognized as expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period of the respective award, on a straight-line basis when the only condition to vesting is continued service. If vesting is subject to a market or performance condition, recognition is based on the derived service period of the award. Expense for awards with performance conditions is estimated and adjusted on a quarterly basis based upon the assessment of the probability that the performance condition will be met. Use of the Black-Scholes option-pricing model requires management to apply judgment under highly subjective assumptions. These assumptions include:

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Expected term—The expected term represents the period that the stock-based awards are expected to be outstanding and is based on the average period the stock options are expected to be outstanding and was based on our historical information of the options exercise patterns and post-vesting termination behavior.

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Expected volatility—Since the Company is privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded biopharmaceutical companies. When selecting comparable publicly traded biopharmaceutical companies on which the Company based its expected stock price volatility, the Company selected companies with comparable characteristics to the Company, including enterprise value, risk profiles, position within the industry, and historical share price information sufficient to meet the expected life of the stock-based awards.

•	Risk-free interest rate—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

•	Expected dividend—The Company has no plans to pay dividends on its common stock. Therefore, the company used an expected dividend yield of zero.

In addition to the assumptions used in the Black-Scholes option-pricing model, the Company must also estimate a forfeiture rate to calculate the stock-based compensation for its awards. The Company will continue to use judgment in evaluating the expected volatility, expected terms, and forfeiture rates utilized for its stock-based compensation calculations on a prospective basis.

Options to purchase shares of the Company’s common stock, and restricted common stock with certain repurchase rights, have been granted or sold to nonemployees at fair value, in connection with research and consulting services provided to the Company, and to employees at fair value, in connection with Stock Purchase and Restriction Agreements. Equity awards generally vest over terms of four or five years. For awards to employees, stock-based compensation expense is recorded ratably through the vesting period for each option award or tranche of restricted stock.

The stock purchase amounts for sales of restricted common stock have been loaned by the Company to the nonemployees and employees, and the loans are secured by Stock Pledge and Security Agreements and promissory notes. The stock purchase amounts for sales of restricted common stock have been loaned by the Company to the nonemployees and employees, and the promissory notes are secured by Stock Pledge and Security Agreements. The notes are bifurcated into 75% non-recourse and 25% fully recourse portions. The Company included the following considerations in determining its treatment of the 25% portion as recourse:

•	the legal provisions, which allow full recourse to shareholders’ other assets, in the note,

•	the Company’s historical pattern of collecting payments on notes utilized to purchase restricted stock,

•	the Company’s historical pattern in not converting any recourse portions to nonrecourse, and

•	the shareholders’ having the wherewithal to pay the recourse portions of the notes.

The recourse portion of the notes and the related shares are accounted for as substantive issuances of stock, and the loans totaling $81,000 and $307,000 as of December 31, 2015 and 2014, respectively, are recorded on the consolidated balance sheet as a reduction to stockholders’ equity. The remaining 75% portion of the notes is nonrecourse to the Company and is accounted for as substantive grants of stock options recorded in accordance with ASC 718. Accordingly, this portion of the notes is not recorded on the consolidated balance sheet; rather, consistent with the accounting for stock options, the Company utilized the Black-Scholes option pricing model to estimate the fair value of the award on the grant date and recognized the fair value as stock-based compensation expense over the vesting period. The carrying value of shareholder notes receivable that are treated as options and not recorded on the balance sheet was $244,000 and $921,000 at December 31, 2015 and 2014, respectively. The decreases from December 31, 2014 to December 31, 2015 in the balance of the recourse portion of the notes on the consolidated balance sheet and the carrying value of the nonrecourse portion of the notes were directly due to one shareholder note that was forgiven during 2015, which is discussed in Note 12. Under ASC 718-20-35-3, the forgiveness was considered a modification of the terms of the award that required the calculation of the incremental value of the stock award prior to modification compared to subsequent to modification to be recorded as compensation expense.

Risks and Uncertainties

The Company has experienced losses and negative operating cash flows for many years since inception and has no marketed drug or other products. The Company’s ability to generate future revenue depends upon the results of its development programs, whose success cannot be guaranteed. The Company may need to raise additional equity capital in the future in order to fund its operations.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Deferred Offering Costs

Deferred offering costs, consisting of legal, accounting, and filing fees relate to the initial public offering, are capitalized. The deferred offering costs will be offset against proceeds from the initial public offering upon its effectiveness. In the event the offering is terminated, all capitalized deferred offering costs will be expensed. As of December 31, 2015, $1,993,000 of deferred offering costs were capitalized, which are included in prepaid expenses and other current assets in the accompanying balance sheets. No amounts were deferred at December 31, 2014.

Net Income (Loss) per Share

Basic and diluted net income (loss) per common share is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company’s potentially dilutive shares, which include unvested restricted stock, and options to purchase common stock, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive. For periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

The Company uses the two-class method to compute net income (loss) per common share attributable to common stockholders because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Holders of restricted common stock are entitled to the dividend amount paid to common stockholders on an as-if-converted-to-common stock basis when declared by the Company’s Board of Directors. As a result, all restricted common stock are considered to be participating securities.

Fair Value of Financial Instruments

Assets and liabilities that are carried at fair value are to be classified and disclosed in one of the following three categories:

Level 1:    Observable quoted market prices in active markets for identical assets or liabilities;

Level 2:    Observable inputs other than Level 1, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability; and.

Level 3:    Unobservable inputs for the asset or liability that are significant to the fair value of the assets or liabilities.

At December 31, 2015 and 2014, the Company had no assets or liabilities that are required to be carried at fair value. The book values of the Company’s cash and cash equivalents and other working capital financial assets and liabilities approximate their fair values due to their short term nature. The fair values of the Company’s shareholder notes receivable were approximately $138,000 and $605,000 at December 31, 2015 and 2014, respectively. One shareholder note, with fair value of $372,000 at December 31, 2014, was forgiven during 2015, which is discussed in Note 12. There were no other changes in shareholder notes receivable other than the change in fair value, which was calculated using an income approach to estimate the present value of expected future cash flows to be received under the notes. The measurement is considered to be based primarily on Level 3 inputs used in the calculation, including the discount rate applied and the estimate of future cash flows.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non-owner sources and includes all components of net income (loss) and other comprehensive income (loss). The Company had no items of other comprehensive income (loss) for the years ended December 31, 2015 and 2014.

Recent Accounting Pronouncements

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 or the JOBS Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has irrevocably elected not to avail itself of this exemption from new or revised accounting standards, and, therefore, will be subject to the same new or revised accounting standards as public companies that are not emerging growth companies.

In April 2014, the FASB issued ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity . The ASU amendment changes the requirements for reporting discontinued operations in Subtopic 205-20. The amendment is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2014. Early adoption is permitted for disposals that have not been reported in financial statements previously issued. The Company will apply the provisions of this ASU to any future transactions after the effective date that qualify for reporting discontinued operations.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition . This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The ASU’s effective date will be the first quarter of fiscal year 2017 using one of two retrospective application methods. The Company is currently evaluating this standard and has not yet determined what, if any, effect ASU 2014-09 will have on its consolidated results of operations or financial position.

In August 2014, the FASB issued ASU No. 2014-15 (ASU No. 2014-15), Presentation of Financial Statements—Going Concern (Subtopic 205-40), which requires management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, ASU 2014-15 provides a definition of the term substantial doubt and requires an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). It also requires certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans and requires an express statement and other disclosures when substantial doubt is not alleviated. ASU No. 2014-15 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early application is permitted. The Company will apply the guidance and disclosure provisions of the new standard upon adoption.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes . The ASU amends ASC 740-10-45-4 to require an entity to classify all deferred tax liabilities and assets as noncurrent on the balance sheet. The ASU also supersedes ASC 740-10-45-5 to no longer allocate the valuation allowance between current and noncurrent deferred tax assets. ASU 2015-17 is effective for periods beginning after December 15, 2016, and early application is permitted either prospectively or retrospectively . The Company early adopted ASU 2015-17 prospectively on December 1, 2015.